LEASES	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
LEASES
NOTE 10:-	LEASES

As of December 31, 2023, the Company had operating lease agreements for facilities and vehicles in the United States, Canada, Australia, United Kingdom, European Union, Israel, India, Sweden and Singapore. The Company’s leases have remaining lease terms of up to 15 years, some of which include options to extend the leases for up to five years. Such options are included in the lease term when it is reasonably certain that the option will be exercised. Leases with an initial term of 12 months or less are not recorded on the balance sheet, the Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company does not separate non-lease components from the lease components to which they relate, and instead accounts for each separate lease and non-lease component associated with that lease component as a single lease component for all underlying asset classes. The Company uses its estimated incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

a.	The following table summarizes the Company’s lease-related assets and liabilities recorded on the consolidated balance sheet:

	Classification	December 31, 2023	December 31, 2022
Assets:

Operating lease assets (*)	Operating lease right-of-use assets	$120,156	$144,098

Total lease assets		$120,156	$144,098

Liabilities:

Current lease liabilities	Accrued expenses and other liabilities	23,932	22,741
Long-term lease liabilities	Long-term operating lease liabilities	114,146	124,353

Total lease liabilities		$138,078	$147,094

(*) Following the closure of Sdot Yam plant, the Company evaluated it's right of use asset resulted from non-cancelable lease agreement effective through 2032. Based on future estimated sublease the Company recorded an impairment of $16,575 during 2023.

Lease term and discount rate:	December 31, 2023	December 31, 2022

Weighted-average remaining lease term — operating leases	7.29 years	7.92 years
Weighted-average discount rate — operating leases	2.74%	2.47%

b.	The components of operating lease cost for the year ended December 31, 2023 were as follows:

	December 31, 2023	December 31, 2022
Operating lease cost:

Operating lease expense	$28,771	$27,583
Variable lease expense (*)	1,113	2,123
Sublease income	(477)	(999)

Total operating lease cost	$29,407	$28,707

(*)	Includes short-term leases, index, maintenance and variable lease costs.

c.	The maturity of the Company’s operating lease liabilities for contracts with lease term greater than one year as of December 31, 2023 are as follows:

December 31,

2024	25,963
2025	23,534
2026	21,206
2027	17,816
2028	14,997
2029 and thereafter	47,780

Total future lease payments (*)	151,296
Less imputed interest	(13,218)

Total	$138,078

(*)	Total lease payments have not been reduced by sublease rental payments of approximately $326 due in the future under non-cancelable subleases.

d.	For additional information regarding lease transactions between related parties, refer to Note 14.

e.	The following table presents supplemental cash flow information related to the lease costs for operating leases:

	December 31, 2023	December 31, 2022
Cash paid for amounts included in measurement of lease liabilities:

Operating cash flows for operating leases	$27,471	$26,003